As filed with the Securities and Exchange Commission on December 14, 2001
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 80        [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 83                [x]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
                                 --------------
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[x] on March 1, 2002 pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Capital   Appreciation   Portfolio,   Tax-Managed   Emerging  Growth  Portfolio,
Tax-Managed Growth Portfolio, Tax-Managed International Growth Portfolio, Tax-Managed Mid-Cap Stock Portfolio, Tax-Managed Small Company Value Portfolio and Tax-Managed Value Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}





                Eaton Vance Tax-Managed Capital Appreciation Fund
                Eaton Vance Tax-Managed Emerging Growth Fund 1.2
              Eaton Vance Tax-Managed Equity Asset Allocation Fund
                Eaton Vance Tax-Managed International Growth Fund
                   Eaton Vance Tax-Managed Mid-Cap Stock Fund
                Eaton Vance Tax-Managed Small Company Value Fund
                       Eaton Vance Tax-Managed Value Fund


                Mutual funds seeking long-term, after-tax returns
                                for shareholders


                                Prospectus Dated
                                  March 1, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summaries                           2      Sales Charges                 18
Investment Objectives & Principal               Redeeming Shares              20
  Policies and Risks                    12      Shareholder Account
Management and Organization             16        Features                    21
Valuing Shares                          18      Tax Information               22
Purchasing Shares                       18      Financial Highlights          23
--------------------------------------------------------------------------------


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES


This page summarizes the investment objective, and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow. Because Eaton Vance Tax-Managed Equity Asset Allocation Fund, Eaton Vance Tax-Managed Mid-Cap Stock Fund and Eaton Vance Tax-Managed Small Company Value Fund have not commenced operations as of the date of this prospectus, no performance information is provided for those Funds.


Investment Objectives and Principal Strategies

Eaton Vance Tax-Managed Capital Appreciation Fund. Tax-Managed Capital Appreciation Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund invests primarily in common stocks of growth companies that are attractive in their long-term investment prospects. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

Eaton Vance Tax-Managed Emerging Growth Fund 1.2. The investment objective of Tax-Managed Emerging Growth Fund 1.2 is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. Emerging growth companies are companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average earnings growth rates of all publicly-traded companies in the United States. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its total assets in foreign securities.


Eaton Vance Tax-Managed Equity Asset Allocation Fund. Tax-Managed Equity Asset Allocation Fund's investment objective is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Fund normally will invest at least 75% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of small or emerging companies and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund normally intends to allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios.


Eaton Vance Tax-Managed International Growth Fund. Tax-Managed International Growth Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund invests primarily in common stocks of companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index. The EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty countries.


Eaton Vance Tax-Managed Mid-Cap Stock Fund. Tax-Managed Mid-Cap Stock Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Standard & Poor's MidCap 400 Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

Eaton Vance Tax-Managed Small Company Value Fund. Tax-Managed Small Company Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small companies. Value stocks are common stocks that are undervalued or inexpensive relative to the overall stock market. Small companies are companies with revenues, assets or market capitalizations comparable to those of companies included in the Standard & Poor's 600 SmallCap Index. Although it invests primarily in domestic securities, the Fund may invest up to 25% of its assets in foreign securities.

Eaton Vance Tax-Managed Value Fund. Tax-Managed Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund invests in a diversified portfolio of value stocks. Value stocks are common stocks that are inexpensive relative to the overall stock market. Although it invests primarily in common stocks of U.S. companies, the Fund may invest up to 25% of its assets in foreign securities.


Each Fund may engage in derivative transactions (such as purchased puts, equity collars, equity swaps, covered short sales and stock index futures) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund pursues its investment objective by investing its assets in one or more separate registered investment companies with the same investment objective and policies as the Fund.

Tax-Managed Investing

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, each Fund approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized capital gains. Among the techniques and strategies used in the tax-efficient management of the Funds are the following:

     *    investing primarily in lower-yielding stocks;
     *    employing a long-term approach to investing;
     *    attempting to avoid net realized short-term gains;
     *    when appropriate, selling stocks trading below cost to realize losses;
     * in selling appreciated stocks, selecting the most tax-favored share lots; and
     * selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

Each Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). The Funds seek to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains (taxed as long-term capital gains). Each Fund can generally be expected to distribute a smaller percentage of returns each year than equity mutual funds that are managed without regard to tax considerations. There can be no assurance, however, that taxable distributions can always be avoided.

Principal Risk Factors

Each Fund's shares are sensitive to stock market volatility. If there is a general decline in the value of exchange-listed stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Each Fund seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.


In addition to stock market risk, shares of Tax-Managed Emerging Growth Fund, Tax-Managed Small Company Value Fund and (to a lesser extent) Tax-Managed Mid-Cap Stock Fund are also sensitive to factors affecting emerging and smaller companies. The securities of such companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.


Because each Fund invests in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements.

No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long-term.

                EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND

Performance Information. The following bar chart and table provide information about Tax-Managed Capital Appreciation Fund's performance. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2001 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of a broad-based, unmanaged market index of common stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The highest quarterly total return for Class A was 19.82% for the quarter ended December 31, 1999, and the lowest quarterly return was -10.63% for the quarter ended December 31, 2000.

Average Annual Total Return
as of December 31, 2001                                 One Year    Life of Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes
Class A Return After Taxes on Distributions
Class A Return After Taxes on Distributions
  and the Sale of Class B Shares
Class B Return Before Taxes
Class C Return Before Taxes
Class D Return Before Taxes
Standard & Poor's 500 Composite Index
  (reflects no for fees, expenses or taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B, Class C and Class D shares will vary from after-tax returns presented for Class A shares. The Class D performance shown above for the period prior to March 13, 2001, is the performance of Class B shares, adjusted for the sales charge that applies to Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A commenced operations on June 30, 2000, Class B and Class C commenced operations on July 10, 2000 and Class D commenced operations on March 13, 2001. Life of Fund returns are calculated from June 30, 2000 for Class A and from July 31, 2000 for Class B and Class C. The Standard & Poor's 500 Composite Index is a broad-based, unmanaged index of common stocks. Investors cannot invest directly in an Index. (Source for the S&P 500 Composite Index: Lipper Inc.)

                EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.2

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed Emerging Growth Fund 1.2. The returns in the bar chart are for Class B shares and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of an index of 600 domestic small capitalization stocks. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The returns in the bar chart and the table are for each calendar year through December 31, 2001. The performance for the period prior to March 1, 2001 is that of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 ("TMEG1.1"), another mutual fund that, like the Fund, invests in Tax-Managed Emerging Growth Portfolio. The returns are not adjusted to reflect differences in expenses between TMEG1.1 and the Fund. If such an adjustment were made, the returns would be lower.

                11.02%          45.22%          -11.50%
--------------------------------------------------------------------------------
                1998            1999            2000

The highest quarterly total return was 32.32% for the quarter ended December 31, 1999, and the lowest quarterly return was -17.93% for the quarter ended December 31, 2000.

Average Annual Total Return
as of December 31, 2001                                  One Year   Life of Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes
Class B Return Before Taxes
Class B Return After Taxes on Distributions
Class B Return After Taxes on Distributions
  and the Sale of Class B Shares
Class C Return Before Taxes
Class D Return Before Taxes
Standard & Poor's 600 Small Cap Index
  (reflects no deduction for fees, expenses or taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A, Class C and Class D shares will vary from after-tax returns presented for Class B shares. Class B return After Taxes on Distributions for One Year is the same as Class B Return Before Taxes for One Year because no distributions were paid on Class B shares during that year. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses. The Class D performance shown above for the period prior to March 2, 2001, is the performance of Class B shares of TMEG1.1, adjusted for the sales charge that applies to Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A, Class B and Class C of TMEG1.1 commenced operations on September 25, 1997. Class D commenced operations on March 2, 2001. Life of Fund returns are calculated from September 30, 1997. The Standard & Poor's 600 Small Cap Index is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. Investors cannot invest directly in an Index. (Source for the Standard & Poor's 600 Small Cap
Index: Lipper Inc.)

                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Performance Information. The following bar chart and table provide information about the performance of Tax-Managed International Growth Fund. The returns in the bar chart are for Class B shares for the calendar years through December 31, 2001 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of a broad-based, unmanaged market index of international stocks. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The highest quarterly total return for Class B was 19.82% for the quarter ended December 31, 1999, and the lowest quarterly return was -10.63% for the quarter ended December 31, 2000.

Average Annual Total Return
as of December 31, 2001                                  One Year   Life of Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes
Class B Return Before Taxes
Class B Return After Taxes on Distributions
Class B Return After Taxes on Distributions
  and the Sale of Class B Shares
Class C Return Before Taxes
Class D Return Before Taxes
Morgan Stanley Capital International Europe,
  Australasia, and Far East Index
  (reflects no deduction for fees, expenses or taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A, Class C and Class D shares will vary from after-tax returns presented for Class B shares. After-tax returns reflect foreign tax credits passed by the Fund to shareholders during the periods. Class B return After Taxes on Distributions for One Year is the same as Class B Return Before Taxes for One Year because no distributions were paid on Class B shares during that year. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses. The Class D performance shown above for the period prior to March 15, 2001, is the performance of Class B shares, adjusted for the sales charge that applies to Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A, Class B and Class C commenced operations on April 22, 1998. Class D commenced operations on March 15, 2001. Life of Fund returns are calculated from April 30, 1998. The Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index is a broad-based, unmanaged index of international stocks. Investors cannot invest directly in an Index. (Source for the EAFE Index: Lipper Inc.)

                       Eaton Vance Tax-Managed Value Fund

Performance Information. The following bar chart and table provide information about Tax-Managed Value Fund's performance. The returns in the bar chart are for Class A shares for the calendar years through December 31, 2001 and do not reflect sales charges. If the sales charges were reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class D performance and a comparison to the performance of a broad-based, unmanaged market index of value stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The highest quarterly total return for Class A was 11.87% for the quarter ended September 30, 2000, and the lowest quarterly return was 0.10% for the quarter ended June 30, 2000.

Average Annual Total Return
as of December 31, 2001                                  One Year   Life of Fund
--------------------------------------------------------------------------------
Class A Return Before Taxes
Class A Return After Taxes on Distribution
Class A Return After Taxes on Distribution
  and Sales of Class A Shares
Class B Return Before Taxes
Class C Return Before Taxes
Class D Return Before Taxes
Russell 1000 Value Index
  (reflects no deduction for fees, expenses or taxes)

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B, Class C and Class D shares will vary from after-tax returns presented for Class A shares. Class A return After Taxes on Distributions for One Year is the same as Class A Return Before Taxes for One Year because no distributions were paid on Class A shares during that year. Class A Return After Taxes on Distributions and the Sale of Class A Shares for One Year is higher than Class A Return After Taxes on Distributions for One Year because of realized losses. The Class D performance shown above for the period prior to March 15, 2001, is the performance of Class B shares, adjusted for the sales charge that applies to Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A commenced operations on December 27, 1999, Class B commenced operations on January 14, 2000, Class C commenced operations on January 21, 2000 and Class D commenced operation on March 15, 2001. Life of Fund returns are calculated from December 31, 1999 for Class A and from January 31, 2000 for Class B and Class C. The Russell 1000 Value Index is a broad-based unmanaged market index of value stocks. Investors cannot invest directly in an Index. (Source for Russell 1000 Value Index: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                            Class A  Class B   Class C   Class D
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  (as a percentage of offering price)       5.75%    None      None      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net
  asset value at time of purchase
  or time of redemption)                    None     5.00%     1.00%     5.00%
Maximum Sales Charge (Load)
  Imposed on Reinvested Distributions       None     None      None      None
Exchange Fee                                None     None      None      None


Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                                                Management     Distribution and        Other      Total Annual Fund
                                                                   Fees      Service (12b-1) Fees*     Expenses** Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund     Class A shares          0.80%              0.25%
                                          Class B shares          0.80%              1.00%
                                          Class C shares          0.80%              1.00%
                                          Class D shares          0.80%              1.00%
Tax-Managed Emerging Growth Fund 1.2      Class A shares          0.775%             0.25%
                                          Class B shares          0.775%             1.00%
                                          Class C shares          0.775%             1.00%
                                          Class D shares          0.625%             1.00%
Tax-Managed Equity Asset Allocation Fund  Class A shares          0.95%              0.25%              0.35%           1.55%
                                          Class B shares          0.95%              1.00%              0.35%           2.30%
                                          Class C shares          0.95%              1.00%              0.35%           2.30%
                                          Class D shares          N/A                N/A                N/A             N/A
Tax-Managed International Growth Fund     Class A shares          1.00%              0.25%
                                          Class B shares          1.00%              1.00%
                                          Class C shares          1.00%              1.00%
                                          Class D shares          1.00%              1.00%
Tax-Managed Mid-Cap Stock Fund            Class A shares          0.95%              0.25%              0.35%           1.55%
                                          Class B shares          0.95%              1.00%              0.35%           2.30%
                                          Class C shares          0.95%              1.00%              0.35%           2.30%
                                          Class D shares          N/A                N/A                N/A             N/A
Tax-Managed Small Company Value Fund      Class A shares          1.15%              0.25%              0.35%           1.75%
                                          Class B shares          1.15%              1.00%              0.35%           2.50%
                                          Class C shares          1.15%              1.00%              0.35%           2.50%
                                          Class D shares          N/A                N/A                N/A             N/A
Tax-Managed Value Fund                    Class A shares          0.80%              0.25%
                                          Class B shares          0.80%              1.00%
                                          Class C shares          0.80%              1.00%
                                          Class D shares          0.80%              1.00%

*    Class A service fees are paid pursuant to a Service Plan.
** Other Expenses for Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund is estimated.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                1 Year          3 Years         5 Years     10 Years
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund           Class A shares
                                                Class B shares*
                                                Class C shares
                                                Class D shares*
Tax-Managed Emerging Growth Fund 1.2            Class A shares
                                                Class B shares*
                                                Class C shares
                                                Class D shares*
Tax-Managed Equity Asset Allocation Fund        Class A shares                  $724            $1,036          $1.371        $2,314
                                                Class B shares*                 $733            $1,118          $1,430        $2,636
                                                Class C shares                  $333              $718          $1,230        $2,636
Tax-Managed International Growth Fund           Class A shares
                                                Class B shares
                                                Class C shares
                                                Class D shares*
Tax-Managed Mid-Cap Stock Fund                  Class A shares                  $724            $1,036          $1.371        $2,314
                                                Class B shares*                 $733            $1,118          $1,430        $2,636
                                                Class C shares                  $333              $718          $1,230        $2,636
Tax-Managed Small Company Value Fund            Class A shares                  $743            $1,094          $1.469        $2,519
                                                Class B shares*                 $753            $1,179          $1,531        $2,836
                                                Class C shares                  $353              $779          $1,331        $2,836
Tax-Managed Value Fund                          Class A shares
                                                Class B shares
                                                Class C shares
                                                Class D shares*

You would pay the following expenses if you did not redeem your shares:

                                                                                1 Year          3 Years         5 Years     10 Years
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund           Class A shares
                                                Class B shares*
                                                Class C shares
                                                Class D shares*
Tax-Managed Emerging Growth Fund 1.2            Class A shares
                                                Class B shares*
                                                Class C shares
                                                Class D shares*
Tax-Managed Equity Asset Allocation Fund        Class A shares                  $724            $1,036          $1,371        $2,314
                                                Class B shares*                 $233              $718          $1,230        $2,636
                                                Class C shares                  $233              $718          $1,230        $2,636
Tax-Managed International Growth Fund           Class A shares
                                                Class B shares
                                                Class C shares
                                                Class D shares*
Tax-Managed Mid-Cap Stock Fund                  Class A shares                  $724            $1,036          $1,371        $2,314
                                                Class B shares*                 $233              $718          $1,230        $2,636
                                                Class C shares                  $233              $718          $1,230        $2,636
Tax-Managed Small Company Value Fund            Class A shares                  $743            $1,094          $1,469        $2,519
                                                Class B shares*                 $253              $779          $1,331        $2,836
                                                Class C shares                  $253              $779          $1,331        $2,836
Tax-Managed Value Fund                          Class A shares
                                                Class B shares
                                                Class C shares
                                                Class D shares*

* Costs for 5 Years and 10 Years reflect the expenses of Class A because Class B and Class D shares generally convert to Class A after eight years.

INVESTMENT OBJECTIVES & Principal Policies and Risks

Tax-Managed Capital Appreciation Fund. Tax-Managed Capital Appreciation Fund's investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. The Fund seeks to meet its objective by investing in Tax-Managed Capital Appreciation Portfolio ("Capital Appreciation Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Capital Appreciation Portfolio is described below.

Tax-Managed Emerging Growth Fund 1.2. The investment objective of Tax-Managed Emerging Growth Fund 1.2 is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities of emerging growth companies. The Fund seeks to meet its objective by investing in Tax-Managed Emerging Growth Portfolio ("Emerging Growth Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Emerging Growth Portfolio is described below.


Tax-Managed Equity Asset Allocation Fund. The investment objective of Tax-Managed Equity Asset Allocation Fund is to achieve long-term, after tax returns for its shareholders by investing in a combination of diversified tax-managed equity portfolios managed by Eaton Vance or its affiliates (the "Eaton Vance Tax-Managed Portfolios"). The Eaton Vance Tax-Managed Portfolios are described below. The Fund also may invest in other Eaton Vance Tax-Managed Portfolios that may be established in the future.

The Fund normally will invest at least 75% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in common stocks of U.S. companies. The Fund may invest up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in small or emerging companies and up to 25% of total assets in Eaton Vance Tax-Managed Portfolios that primarily invest in foreign securities. The Fund normally intends to allocate its assets among at least three different Eaton Vance Tax-Managed Portfolios. Of the seven Eaton Vance Tax-Managed Portfolios, Tax-Managed International Growth Portfolio invests primarily in foreign securities and the other six invest primarily in securities of U.S. companies. The Eaton Vance Tax-Managed Portfolios that invest primarily in small or emerging companies are Tax-Managed Small Company Value Portfolio and Tax-Managed Emerging Growth Portfolio.

In allocating the Fund's assets among the Eaton Vance Tax-Managed Portfolios, the portfolio manager seeks to maintain broad diversification and to emphasize market sectors that Eaton Vance believes offers relatively attractive risk-adjusted return prospects, based on its assessment of current and future market trends and conditions. To the extent possible, adjustments in allocations among the Eaton Vance Tax-Managed Portfolios will be made in a tax-efficient manner, generally by investing Fund cash inflows into underweighted Portfolios and by withdrawing cash from overweighted Portfolios to reinvest in underweighted Portfolios. There can be no assurance that there will always be sufficient Fund cash inflows or available Portfolio cash to alter the Fund's asset allocation without tax consequences to shareholders. Eaton Vance has broad discretion to allocate and reallocate Equity Asset Allocation Fund's assets among the Eaton Vance Tax-Managed Portfolios consistent with the Fund's investment objective and policies. Eaton Vance may be subject certain conflicts of interest in fulfilling its duties to Equity Asset Allocation Fund and each Portfolio. Whenever such conflicts arise, Eaton Vance intends to act in a manner it believes to be equitable to all interested parties under the circumstances.


Tax-Managed International Growth Fund. Tax-Managed International Growth Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of foreign equity securities. The Fund seeks to meet its objective by investing in Tax-Managed International Growth Portfolio ("International Growth Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. International Growth Portfolio is described below.


Tax-Managed Mid-Cap Stock Fund. Tax-Managed Mid-Cap Stock Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of common stocks of mid-cap companies. The Fund seeks to meet its objective by investing in Tax-Managed Mid-Cap Stock Portfolio ("Mid-Cap Stock Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Mid-Cap Stock Portfolio is described below.

Tax-Managed Small Company Value Fund. Tax-Managed Small Company Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders by investing in a diversified portfolio of value stocks of small companies. The Fund seeks to meet its objective by investing in Tax-Managed Small Company Value Portfolio ("Small Company Value Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Small Company Value Portfolio is described below.

Tax-Managed Value Fund. Tax-Managed Value Fund's investment objective is to achieve long-term, after-tax returns for its shareholders. The investment adviser seeks to achieve this objective by investing in a diversified portfolio of value stocks. The Fund seeks to meet its objective by investing in Tax-Managed Value Portfolio ("Value Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. Value Portfolio is described below.

Each Fund's investment objective may not be changed without shareholder approval. Certain of a Fund's policies may be changed by the Trustees without shareholder approval.

The Eaton Vance Tax-Managed Portfolios

Capital Appreciation Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies. In the view of the investment adviser, "growth companies" are companies that are expected, over the long term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by Capital Appreciation Portfolio may include both large and established market leaders, as well as smaller, less seasoned companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for these investments it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Capital Appreciation Portfolio may also invest a substantial portion of its assets in securities of companies in the technology industry that could be adversely affected by factors such as highly cyclical markets, intense competition and rapid product obsolescence due to technological advances.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. The Portfolio avoid investments that it believes may be inappropriate for young shareholders, such as companies that derive their revenues primarily from adult entertainment, alcoholic beverages or tobacco.

Emerging Growth Portfolio invests in a broadly diversified selection of publicly-traded equity securities of emerging growth companies that are believed to have superior long-term earnings growth prospects. The investment adviser considers "emerging growth companies" to be companies that are expected to demonstrate earnings growth over the long-term that substantially exceeds the average earnings growth rates of all publicly-traded companies in the United States. The investment adviser expects that many emerging growth companies will have annual revenues of $1 billion or less at the time they are acquired by Emerging Growth Portfolio, but the Portfolio may also invest in larger and smaller companies having emerging growth characteristics. Emerging Growth Portfolio normally will invest at least 80% of its total assets in equity securities of emerging growth companies.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors.


Tax-Managed Growth Portfolio ("Growth Portfolio") invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies that are considered to be high in quality and attractive in their long-term investment prospects. The portfolio manager seeks to purchase stocks that are favorably priced in relation to their fundamental value, and which will grow in value over time. In making investment decisions, the portfolio manager may draw upon the information provided by, and the expertise of, the investment adviser's research staff. Management of Growth Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. Stocks generally are acquired with the expectation of being held for the long-term. Under normal market conditions, the Portfolio primarily invests in common stocks. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. Some of the securities held by Growth Portfolio may be subject to restrictions on resale, making them less liquid and more difficult to value.

International Growth Portfolio normally primarily invests in foreign equity securities. The portfolio manager expects to invest primarily in companies included in the EAFE Index. The International Growth Portfolio seeks to outperform the EAFE Index on both a pre-tax and after-tax basis. The
International Growth Portfolio maintains investments in not less than five different countries and will not invest more than 25% of total assets in any one industry.

The portfolio manager uses both quantitative methods and fundamental research in managing the Portfolio. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. In selecting companies for investment, the investment adviser may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. The International Growth Portfolio generally acquires securities with the expectation of holding them for at least five years.

Mid-Cap Stock Portfolio normally will invest at least 80% of its total assets in stocks of mid-cap companies. Mid-cap companies are companies with market capitalizations within the range of capitalizations of companies included in the Standard & Poor's MidCap 400 Index (the "S&P 400"). As of the date of this prospectus, the range of capitalizations of companies included in the S&P 400 is $300 million to $11 billion. Investment decisions are made primarily on the basis of fundamental research. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Management of the Portfolio involves consideration of numerous factors (such as earnings and cash flow capabilities). Many of these considerations are subjective. The portfolio manager seeks to build and maintain an investment portfolio of mid-cap stocks that will perform well over the long term on an after-tax basis. The Mid-Cap Stock Portfolio's holdings will represent a number of different industries, and no more than 25% of the Portfolio's total assets will be invested in any one industry.

Small Company Value Portfolio normally will invest primarily in value stocks of small companies. Value stocks are common stocks that are undervalued or inexpensive relative to the overall stock market. Small companies are companies with revenues, assets or market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index (the "S&P 600"). As of the date of this prospectus, the range of capitalizations of companies included in the S&P 600 is $46 million to $3.2 billion. Normally at least 80% of total assets will be invested in small companies.

Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Investment decisions are primarily made on the basis of fundamental research, considering quantitative and qualitative factors including (among others) earnings and cash flow capabilities and financial strength. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company's fundamentals deteriorate or to realize tax losses.

Value Portfolio normally will invest at least 65% of its total assets in value stocks, which are common stocks that are inexpensive or undervalued relative to the overall stock market. In selecting stocks, the portfolio manager considers (among other factors) a companies earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. Value stocks may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. The portfolio manager seeks to build and maintain an investment portfolio of value stocks that will perform well over the long term on an after-tax basis. The Value Portfolio's holdings will represent a number of different industries, and no more than 25% of the Portfolio's total assets will be invested in any one industry.

Investment decisions are made primarily on the basis of fundamental research. The portfolio manager utilizes information provided by, and the expertise of, the investment adviser's research staff in making investment decisions. Management of the portfolio involves consideration of numerous factors (such as earnings and cash flow capabilities). Many of these considerations are subjective. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation, the company's fundamentals deteriorate or to realize tax losses.

COMMON INVESTMENT PRACTICES
Each Portfolio seeks to achieve long-term, after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio's investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in lower-yielding stocks and by generally avoiding net realized short-term capital gains. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio manager will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio manager may sell securities to realize capital losses that can be used to offset realized gains.

To protect against price declines in securities holdings with large accumulated gains, each Portfolio may use various hedging techniques (such as purchased exchange-traded and over-the-counter put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, covered short sales, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, a Portfolio can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by a Portfolio to enhance returns or as a substitute for the purchase or sale of securities.

The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by a Portfolio. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, a Portfolio may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. A Portfolio normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

International Growth Portfolio primarily invests in foreign securities and the remaining Eaton Vance Tax-Managed Portfolios may invest up to 25% of assets in foreign securities. Foreign securities may be located in established or emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to a Portfolio's 25% limitation on investing in foreign securities (if applicable).

Many emerging and small companies may be in the early stages of their development, may be more dependent on fewer products, services, markets or financial resources or may depend upon a more limited management group than more established companies, may lack substantial capital reserves and do not have established performance records. Stocks of these companies frequently have less trading volume than stocks of more established companies making them more volatile and potentially more difficult to value. Stocks of emerging and small companies are more vulnerable to adverse developments than stocks of larger companies.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.


Each Portfolio may borrow amounts up to one-third (25% in the case of Growth Portfolio) of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. Each Portfolio may purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

As noted above the portfolio managers may sell securities to realize capital losses that can be used to offset capital gains. Use of this tax management strategy will increase Portfolio turnover rate and the trading costs it incurs. Higher trading costs may reduce return.

Benefits of Investing in a Portfolio. Investing in an established Portfolio enables a Fund to participate in a larger and more diversified investment portfolio than if the Fund pursued its investment program on a standalone basis. Securities with large accumulated gains may constitute a substantial portion of the assets of a Portfolio. Investing in a Portfolio does not expose a Fund to potential tax liability either for unrealized Portfolio gains accrued prior to the Fund's investment or for precontribution gains on securities contributed to the Portfolio. If securities purchased by a Portfolio prior to a Fund's initial investment therein are sold, gains attributable to the period before the Fund's initial investment in the Portfolio will be allocated to other investors in the Portfolio, and not to the Fund. If securities contributed to a Portfolio (either before or after a Fund's initial investment therein) are sold, gains accumulated prior to their contribution will be allocated to the contributing investor, and not to the Fund or other investors in the Portfolio. Growth Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. Growth Portfolio's ability to select the securities used to meet redemptions generally is limited. These limitations could affect the performance of Growth Portfolio, and, indirectly, Equity Asset Allocation Fund. Other Portfolios may, in the future, use distributions of securities to meet redemptions by investors in the Portfolio that contributed securities.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Tax-Managed Equity Allocation Fund's investment adviser is Eaton Vance. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals. Each investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, each Fund (with the exception of Tax-Managed International Fund) is authorized to pay Eaton Vance a fee of 0.15% of average daily net assets.

Capital Appreciation Portfolio. Under Capital Appreciation Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the fiscal year ended October 31, 2001, Capital Appreciation Portfolio paid BMR advisory fees equivalent to 0.650% of its average daily net assets.

Arieh Coll has acted as portfolio manager of Capital Appreciation Portfolio since operations commenced. He has been a Vice President of Eaton Vance and BMR since joining Eaton Vance in January, 2000. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

Emerging Growth Portfolio. Under Emerging Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. For the period from the start of business, March 1, 2001, to October 31, 2001, Emerging Growth Portfolio paid BMR advisory fees equivalent to 0.625% (annualized) of its average daily net assets.

Edward E. Smiley, Jr. has acted as portfolio manager of Emerging Growth Portfolio (and its predecessor) since operations commenced. He is a Vice President of Eaton Vance and BMR, and also manages other Eaton Vance portfolios.

Tax-Managed Equity Allocation Fund. Under Tax-Managed Equity Allocation Fund's investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over the annual fee is reduced. The advisory fee payable by the Fund is reduced by the Fund's allocable portion of the advisory fees paid by the Portfolios in which it invests.

Duncan W. Richardson has served as portfolio manager of the Tax-Managed Equity Allocation Fund since operations commenced. He has been an Eaton Vance portfolio manager for more than 5 years, is Senior Vice President of Eaton Vance and BMR, and also manages Growth Portfolio and other Eaton Vance portfolios.

International Growth Portfolio. Under International Growth Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Prior to July 23, 2001, the assets of International Growth Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 22, 2001, International Growth Fund paid Eaton Vance advisory fees equivalent to 1.00% (annualized) of its average daily net assets. For the period from the start of business, July 23, 2001, to October 31, 2001, International Growth Portfolio paid BMR advisory fees equivalent to 1.00% (annualized) of its average daily net assets.

Armin J. Lang has acted as the portfolio manager of International Growth Portfolio since operations commenced. He has been a Vice President of Eaton Vance since joining Eaton Vance in 1998 and manages other Eaton Vance portfolios. Prior to joining Eaton Vance, he was an international equity portfolio manager and quantitative strategist at Standish, Ayer & Wood.


Mid-Cap Stock Portfolio. Under Mid-Cap Stock Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of each Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, a majority-owned subsidiary of Eaton Vance ("Atlanta Capital"). BMR pays Atlanta Capital a portion of the advisory fee for sub-advisory services provided to the Portfolio.

The day-to-day management of Mid-Cap Stock Portfolio is the responsibility of a team of Atlanta Capital investment analysts, that meet to discuss investment holdings, prospective investments and portfolio composition and manage and provide research. The team consists of William R. Hackney, III, Paul J. Marshall and Charles B. Reed. Mr. Hackney, Managing Partner of Atlanta Capital, has been managing investments for more than 5 years. Mr. Marshall has been Vice President of Atlanta Capital since 2000. Prior to joining Atlanta Capital, he was a portfolio manager with Bank of America Capital Management. Mr. Reed has been a Vice President of Atlanta Capital since 1998. Prior to joining Atlanta Capital, he was a portfolio manager with the Florida State Board of Administration.

Small Company Value Portfolio. Under Small Company Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of each Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned subsidiary of Eaton Vance ("Fox"). BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio.

George C. Peirides has acted as the portfolio manager of Small Company Value Portfolio since operations commenced. He is a Managing Director of Fox, manages other Fox investment portfolios and has been employed by Fox for more than 5 years.


Value Portfolio. Under Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Prior to July 23, 2001, the assets of Value Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 22, 2001, Value Fund paid Eaton Vance advisory fees equivalent to 0.650% (annualized) of its average daily net assets. For the period from the start of business, July 23, 2001, to October 31, 2001, the Value Portfolio paid BMR advisory fees equivalent to 0.625% (annualized) of its average daily net assets.

Michael R. Mach has acted as the portfolio manager of Value Portfolio since operations commenced. He has been a Vice President of Eaton Vance and BMR since joining Eaton Vance in December 1999. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998-1999); Managing Director and Senior Analyst for Piper Jaffray(1996-1998); and Senior Vice President, Senior Analyst and Portfolio Manager for Putnum Investments (1989-1996).

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B, Class C and Class D shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B or Class D shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge            Sales Charge        Dealer Commission
                                           as Percentage of     as Percentage of Net     as a Percentage of
Amount of Purhcase                          Offering Price        Amount Invested         Offering Price
------------------------------------------------------------------------------------------------------------
Less than $50,000                               5.75%                   6.10%                   5.00%
$50,000 but less than $100,000                  4.75%                   4.99%                   4.00%
$100,000 but less than $250,000                 3.75%                   3.90%                   3.00%
$250,000 but less than $500,000                 3.00%                   3.09%                   2.50%
$500,000 but less than $1,000,000               2.00%                   2.04%                   1.75%
$1,000,000 or more                              0.00*                   0.00*                   See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.

The principal underwriter will pay a commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.25% on amounts over $5 million. Purchases totalling $1 million or more will be aggregated over a 12-month period for purposes of determining the commission. The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B and Class D shares are subject to the following CDSC schedule:

Year of Redemption After Purchase                                      CDSC
--------------------------------------------------------------------------------
First or Second                                                         5%
Third                                                                   4%
Fourth                                                                  3%
Fifth                                                                   2%
Sixth                                                                   1%
Seventh or following                                                    0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Conversion Feature. After eight years, Class B shares of the Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Stock and Tax-Managed Small Company Value Funds, Class D shares of the Tax-Managed International Growth and Tax-Managed Value Funds and Class B and Class D shares of the Tax-Managed Capital Appreciation and Tax-Managed Emerging Growth Funds will automatically convert to Class A shares. Class B and/or Class D shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.


Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, Class C and Class D shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B and Class D CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Class B, Class C and Class D shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B, Class C and Class D shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees to the principal underwriter for personal and/or account services equal to 0.25% of average daily net assets annually. The principal underwriter pays compensation to investment dealers on sales of Class B, Class C and Class D shares (except exchange transactions and reinvestments) equal to 4%, 1% and 5.5%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. For Class A shares (except those converted from Class D shares), Class B shares and Class C shares, the principal underwriter generally pays service fees to investment dealers commencing one year after the sale of shares based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 b y calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment
  Dealer Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Meeting Redemptions by Distributing Portfolio Securities. Each Fund currently pays shareholder redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing Portfolio securities chosen by the investment adviser. Each Fund would only distribute readily marketable securities, which would be valued pursuant to a Fund's valuation procedures. Redeeming shareholders who receive securities could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities. If a Fund adopts a policy of distributing securities to meet redemptions, it may continue to meet redemptions in whole or in part with cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option           Dividends  and capital  gains are  reinvested  in additional shares.  This  option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option           Dividends are paid in cash and capital gains are  reinvested in  additional  shares.
  *Cash
   Option           Dividends  and  capital  gains  are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular quarterly basis by establishing a systematic withdrawal plan. Withdrawal amounts must be at least $200 per year, or a specified percentage of net asset value of at least 4% but not more than 12% annually of the greater of either the initial account balance or the current account balance. These withdrawals will not be subject to a CDSC. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B, Class C and Class D shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income and net realized short-term capital gains are taxable as ordinary income. Distributions of net realized long-term capital gains are taxable as long-term capital gains. Different classes will generally distribute different distribution amounts. Each Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or in additional Fund shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January (if any) will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


The Tax-Managed Equity Asset Allocation Fund's, Capital Appreciation Portfolio's, Emerging Growth Portfolio's, Mid-Cap Stock Portfolio's, Small Company Value Portfolio's and Value Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Tax-Managed Equity Asset Allocation Fund, Capital Appreciation Portfolio,
Emerging Growth Portfolio, Mid-Cap Stock Portfolio, Small Company Value Portfolio and Value Portfolio.


International Growth Portfolio anticipates that it will be subject to foreign withholding and other taxes with respect to foreign securities. The Portfolio intends to file an election each year which would require Fund shareholders to include in ordinary gross income their pro rata share of qualified foreign income taxes paid by the Portfolio (even though such amounts are not received by the shareholders) and would allow Fund shareholders to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Portfolio's foreign taxes paid in computing their taxable federal income.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                          Tax-Managed Capital Appreciation Fund
                                                  ----------------------------------------------------------------------------------
                                                                                 Year Ended October 31,
                                                  ----------------------------------------------------------------------------------
                                                                         2001                               2000(1)(3)
                                                  ----------------------------------------------------------------------------------
                                                        Class A   Class B   Class C   Class D(2)   Class A   Class B   Class C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of Year                                                             $10.000     $10.000     $10.000

Income from operations
Net investment loss                                                                             $(0.016)    $(0.027)    $(0.025)
Net realized and unrealized gain                                                                  1.356       1.287       1.285
                                                                                                --------    --------    --------
Total income from operations                                                                    $ 1.340     $ 1.260     $ 1.260
                                                                                                --------    --------    --------
Net asset value - End of Period                                                                 $ 11.34     $ 11.26     $ 11.26
                                                                                                ========    ========    ========
Total Return(4)                                                                                   13.40%      12.60%      12.60%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                                       $   674     $   714     $   308
Ratios (as a percentage of average daily net assets):
  Net Expenses(5)                                                                                  1.48%(6)    2.23%(6)    2.23%(6)
  Net Expenses after custodian fee reduction(5)                                                    1.40%(6)    2.15%(6)    2.15%(6)
  Net investment loss                                                                             (0.43)%(6)  (0.78)%(6)  (0.72)%(6)
Portfolio Turnover of the Portfolio                                                                  90%         90%         90%

(+) The operating expenses of the Fund reflect an allocation of expenses to the administrator.  Had such action not been taken, the ratios and investment loss per share would have been as follows:

Ratios (as a percentage of average net assets):
  Exoenses(5)                                                                                     12.00%(6)   12.75%(6)   12.75%(6)
  Expenses after custodian fee reduction(5)                                                       11.92%(6)   12.67%(6)   12.67%(6)
  Net Investment loss                                                                            (10.96)%(6) (11.30)%(6) (11.24)%(6)
Net investment loss per share                                                                   $(0.408)    $(0.391)    $(0.390)
                                                                                                       (See footnotes on last page.)

                                                                                     Tax-Managed Emerging Growth Fund 1.2
                                                                             -------------------------------------------------------
                                                                                            Period Ended October 31,
                                                                             -------------------------------------------------------
                                                                                                     2001(1)
                                                                             -------------------------------------------------------
                                                                             Class A         Class B         Class C         Class D
------------------------------------------------------------------------------------------------------------------------------------
Net aset value - Beginning of year

Income(loss) from operations
Net investment loss
Net realized and unrealized gain loss

Net income from operations

Net asset value - End of period

Total Return(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)
Ratios (as a percentage of average daily net assets):
  Net Expenses(5)
  Net Expenses after custodian fee reduction(5)
  Net investment loss
Portfolio turnover

                                                                                                       (See footnotes on last page.)

                                                                          TAX-MANAGED INTERNATIONAL GROWTH FUND
                                          -----------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER, 31
                                          -----------------------------------------------------------------------------------------
                                                                          2001                                2000(3)
                                          -----------------------------------------------------------------------------------------
                                                         CLASS A  CLASS B  CLASS C  CLASS D(2)   CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                                                             $12.160    $12.030     $12.000
                                                                                                -------    -------     -------
Income (loss) from operations
Net investment income                                                                           $ 0.025    $(0.073)    $(0.077)
Net realized and unrealized gain                                                                 (0.045)    (0.051)     (0.047)
                                                                                                -------    -------     -------
Total income (loss) from operations                                                             $(0.020)   $(0.124)    $(0.124)
                                                                                                -------    -------     -------
Less distributions
From net investment income                                                                      $(0.054)        --          --
In excess of net investment income                                                               (0.016)    (0.026)     (0.016)
                                                                                                -------    -------     -------
Total distributions                                                                             $(0.070)   $(0.026)    $(0.016)
                                                                                                -------    -------     -------
Net asset value - End of year                                                                   $12.070    $11.880     $11.860
                                                                                                =======    =======     =======
Total Return(4)                                                                                   (0.21)%    (1.05)%     (1.05)%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)                                                         $84,136    $79,099     $54,635
Ratios (as a percentage of average daily net assets):
   Net expenses(5)                                                                                 1.62%      2.38%       2.40%
   Net expenses after custodian fee reduction(5)                                                   1.62%      2.38%       2.40%
   Net investment income                                                                           0.19%     (0.56)%     (0.59)%
Portfolio turnover                                                                                   40%        40%         40%

                                                                                                       (See footnotes on last page.)

                                                                      TAX-MANAGED INTERNATIONAL GROWTH FUND
                                  -------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                  -------------------------------------------------------------------------------------------------
                                                                1999(3)                                1998(1)(3)
                                  -------------------------------------------------------------------------------------------------
                                                   CLASS A      CLASS B       CLASS C       CLASS A      CLASS B        CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                $ 8.840      $ 8.810       $ 8.800      $10.000      $10.000        $10.000
                                                   -------      -------       -------      -------      -------        -------
Income (loss) from operations
Net investment income                              $ 0.016      $(0.055)      $(0.080)     $ 0.012      $(0.039)       $(0.055)
Net realized and unrealized gain                     3.304        3.275         3.280       (1.172)      (1.151)        (1.145)
                                                   -------      -------       -------      -------      -------        -------
Total income (loss) from operations                $ 3.320      $ 3.220       $ 3.200      $(1.160)     $(1.190)       $(1.200)
                                                   -------      -------       -------      -------      -------        -------
Less distributions
From net investment income                              --           --            --           --           --             --
In excess of net investment income                      --           --            --           --           --             --
                                                   -------      -------       -------      -------      -------        -------
Total distributions                                     --           --            --           --           --             --
                                                   -------      -------       -------      -------      -------        -------
Net asset value - End of year                      $12.160      $12.030       $12.000      $ 8.840      $ 8.810        $ 8.800
                                                   =======      =======       =======      =======      =======        =======
Total Return(4)                                      37.56%       36.55%        36.36%      (11.60)%     (11.90)%       (12.00)%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)            $27,833      $26,498       $14,470      $ 6,659      $ 9,808        $ 4,416
Ratios (as a percentage of average
daily net assets):
   Net expenses(5)                                    1.73%        2.53%         2.71%        1.97%(6)     2.72%(6)       2.97%(6)
   Net expenses after custodian fee reduction(5)      1.73%        2.53%         2.71%        1.95%(6)     2.70%(6)       2.95%(6)
   Net investment income                              0.15%       (0.53)%       (0.78)%       0.25%(6)    (0.80)%(6)     (1.15)%(6)
Portfolio turnover                                     60%          60%           60%          14%          14%            14%

+ The operating expenses of the Fund reflect a  waiver of the investment adviser fee.  Had such action not been taken, the ratios and investment income (loss) per share would have been as follows:

Ratios (as a percentage of average net assets):
   Expenses                                                                                  2.20%(6)     2.95%(6)       3.20%(6)
   Expenses after custodian fee reduction                                                    2.18%(6)     2.93%(6)       3.18%(6)
   Net investment income                                                                     0.02%(6)    (1.03)%(6)     (1.38)%(6)
Net investment income per share                                                            $0.001      $(0.050)       $(0.066)

                                                                                                       (See footnotes on last page.)

                                                                         TAX-MANAGED VALUE FUND
                                           ----------------------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER, 31
                                           ----------------------------------------------------------------------------------------
                                                            2001                                   2000(1)
                                           ----------------------------------------------------------------------------------------
                                                        CLASS A  CLASS B  CLASS C  CLASS D(2)    CLASS A     CLASS B   CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                                                              $10.000     $10.000   $10.000
                                                                                                 -------     -------   -------
Income (loss) from operations
Net investment loss                                                                              $(0.002)    $(0.029)  $(0.027)
Net realized and unrealized gain loss                                                              2.152       1.739     2.047
                                                                                                 -------     -------    -------
Net income from operations                                                                       $ 2.150     $ 1.710    $ 2.020
                                                                                                 -------     -------    -------
Net asset value - End of period                                                                  $12.150     $11.710    $12.020
                                                                                                 =======     =======    =======
Total Return(4)                                                                                    21.50%      17.10%     20.20%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)                                                        $30,140     $20,690    $18,494
Ratios (as a percentage of average daily net assets):
   Net Expenses(5)                                                                                  1.71%(6)    2.45%(6)   2.46%(6)
   Net Expenses after custodian fee reduction(5)                                                    1.71%(6)    2.45%(6)   2.46%(6)
   Net investment loss                                                                             (0.06)%(6)  (0.78)%(6) (0.81)%(6)
Portfolio turnover                                                                                   128%        128%       128%

(1) For Tax-Managed Capital Appreciation Fund for the period from the start of business (June 30, 2000 for Class A and July 10, 2000 for Class B and Class
     C) to October 31, 2000; for Tax-Managed Emerging Growth Fund for the period from the start of business, March 2, 2001 to October 31, 2001; for Tax-Managed International Growth Fund for the period from the start of business, April 22, 1998 to October 31, 1998; for Tax-Managed Value Fund for the period from the start of business (December 27,1999 for Class A, January 14, 2000) for Class B and January 21, 2000 for Class C) to October 31, 2000.

(2) For Tax-Managed Capital Appreciation Fund for the period from the start of business March 13, 2001, to October 31, 2001 and for Tax-Managed International Growth Fund and Tax-Managed Value Fund for the period from the start of business March 15, 2001, to October 31, 2001.

(3)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

{LOGO}




More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------
                                   PFPC, Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4015.                                       CTMP


                                                 (c) 2002 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          March 1, 2002



                Eaton Vance Tax-Managed Capital Appreciation Fund
                Eaton Vance Tax-Managed Emerging Growth Fund 1.2
              Eaton Vance Tax-Managed Equity Asset Allocation Fund
                Eaton Vance Tax-Managed International Growth Fund
                   Eaton Vance Tax-Managed Mid-Cap Stock Fund
                Eaton Vance Tax-Managed Small Company Value Fund
                       Eaton Vance Tax-Managed Value Fund


                            The Eaton Vance Building
                                255 State Street
                          Boston, Massachusetts 02109
                                 1-800-225-6265

This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Mutual Funds Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                        Page                             Page
Strategies and Risks                     2      Sales Charges                 17
Investment Restrictions                  5      Performance                   20
Management and Organization              6      Taxes                         21
Investment Advisory and                         Portfolio Securities
  Administrative Services               11        Transactions                23
Other Service Providers                 14      Financial Statements          25
Purchasing and Redeeming Shares         15

Appendix A:  Class A Fees, Performance and Ownership                          30
Appendix B:  Class B Fees, Performance and Ownership                          33
Appendix C:  Class C Fees, Performance and Ownership                          36
Appendix D:  Class D Fees, Performance and Ownership                          39
Appendix E:  Class I Fees, Performance and Ownership                          42



Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated March 1, 2002, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265. (C) 2002 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of a Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" will include any borrowings made for investment purposes.


                              STRATEGIES AND RISKS

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of an equity mutual fund - price appreciation, distributions of income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of net investment income and net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates as high as 39.6%. Distributions of realized long-term gains (on stocks held for more than one year) are taxed at rates up to 20%. Returns derived from price appreciation are untaxed until the shareholder redeems his or her shares. Upon redemption, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the redemption and the shareholder's adjusted tax basis is realized.

Each Fund is similar to retirement planning products such as variable annuities and IRAs in that they are vehicles for long-term, tax-deferred investing. As a mutual fund, however, each Fund avoids a number of structural disadvantages inherent in a variable annuity - including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by a Fund. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in a Fund cannot be predicted.

Equity Investments. Each Portfolio invests primarily in common stocks and securities convertible into common stocks. Each Portfolio also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indicies and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate

OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securites will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, held in a segregated account with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to cover or segregated accounts could impede portfolio management or the ability to meet redemption requests or other current obligations.

Lending Portfolio Securities. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Short Sales. A Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Portfolio's taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Selection of Securities Used to Meet Growth Portfolio Redemptions. Investors in Growth Portfolio (including Tax-Managed Equity Asset Allocation Fund) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by Tax-Managed Equity Asset Allocation Fund's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Fund shareholders. See "Redeeming Shares" in the prospectus. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (or, for securities contributed prior to June 9, 1997, within five years of contribution) (the "initial holding period"), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period after the contribution by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis in the Portfolio of the contributing investor. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the initial holding period, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser's discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the initial holding period) and, consequently, may adversely affect the performance of the Portfolio and Tax-Managed Equity Asset Allocation Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. Such redemptions are conducted in accordance with procedures adopted by the Trustees of the Portfolio. It is impossible to predict whether the net result of in kind redemptions by the Portfolio will be beneficial or detrimental to Tax-Managed Equity Asset Allocation Fund's performance.


Temporary Investments. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. Each Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other mutual funds with a similar investment strategy, except to the extent each Portfolio sells securities in order to generate capital losses. Selling securities to generate capital losses will increase each Portfolio's turnover rate and the trading costs it incurs.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)  Engage in the underwriting of securities;

(4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements , (c) lending portfolio securities, and (d) (except for Tax-Managed Emerging Growth and Tax-Managed International Growth Funds) lending cash consistent with applicable law;

(6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in anyone industry.


Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, Tax-Managed Equity Asset Allocation Fund may invest its investable assets in other open-end management companies in the same group of investment companies as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.


Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolios, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (42), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  787 Seventh Avenue, New York, New York 10019

DONALD R. DWIGHT (70), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (60), President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (66), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company). Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (66), Trustee

Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November, 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November,
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September, 2000). Formerly Chairman of the Board,

United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (44), Trustee
Professor of Law, University of California at Los Angeles School of Law (since July, 2001). Formerly, Professor of Law, Georgetown University Law Center (prior to July, 2001). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998.
Address:  405 Hilgard Avenue, Los Angeles, California  90095

JACK L. TREYNOR (71), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR.
Address:  504 Via Almar, Palos Verdes Estates, California 90274

WILLIAM H. AHERN, JR. (42), Vice President of the Trust
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

ARIEH COLL (38), Vice President of Capital Appreciation Portfolio
Vice President of BMR and Eaton Vance since January 10, 2000. Portfolio manager and investment analyst for Fidelity Investments (1989-1999). Officer of various investment companies managed by Eaton Vance or BMR.


THOMAS E. FAUST, JR. (43), Vice President of Mid-Cap Stock and Small Company Value Portfolios
Executive Vice President and Chief Investment Officer of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


THOMAS J. FETTER (58), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


WILLIAM R. HACKNEY, III (53), Vice President of Mid-Cap Stock Portfolio Managing Partner and member of the Executive Committee of Atlanta Capital.
Address:  1349 West Peachtree Street, Atlanta, Georgia 30309


ARMIN J. LANG (37), Vice President of the Trust and International Growth
Portfolio
Vice President of Eaton Vance and BMR since March, 1998. Previously he was a Vice President at Standish, Ayer & Wood.

MICHAEL R. MACH (54), Vice President of the Trust and Value Portfolio
Vice President of BMR and Eaton Vance since December 15, 1999. Previously, Managing Director and Senior Analyst for Robertson Stephens (1998-1999); Managing Director and Senior Analyst for Piper Jaffray (1996-1998); and Senior Vice President, Senior Analyst and Portfolio Manager for Putnam Investments (1989-1996). Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (44), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


PAUL J. MARSHALL (36), Vice President of Mid-Cap Stock Portfolio
Vice President of Atlanta Capital since 2000. Portfolio manager for Bank of America Capital Management (____-2000). Address: 1349 West Peachtree Street, Atlanta, Georgia 30309

GEORGE C. PIERIDES (44), Vice President of Small Company Value Portfolio Managing Director of Fox since 1995.
Address:  44 Sycamore Avenue, Little Silver, New Jersey 07739

CHARLES B. REED (36), Vice President of Mid-Cap Stock Portfolio
Vice President of Atlanta Capital since 1998. Portfolio manager with the Florida State Board of Administration (199_ -1998).
Address:  1349 West Peachtree Street, Atlanta, Georgia 30309

DUNCAN W. RICHARDSON (43), Vice President of the Trust
Senior Vice President and Chief Equity Investment Officer of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

WALTER A. ROW, III (44), Vice President of the Trust
Director of Equity Research and a Vice President of Eaton Vance and BMR.

EDWARD E. SMILEY, JR. (57), Vice President of the Trust and Emerging Growth Portfolio
Vice President of BMR and Eaton Vance since November 1, 1996. Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a
wholly-owned subsidiary of NationsBank (1992-1996). Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (56), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (61), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (66), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


A. JOHN MURPHY (39), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.


The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of Trustees who are not "interested persons" of the Trust and the Portfolios.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers.

Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.


The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ending October 31, 2002, it is estimated that the noninterested Trustees of the Emerging Growth, International Growth, Mid-Cap Stock, Small Company Value and Value Portfolios will earn the following compensation in their capacities as Trustees. During the fiscal year ended October 31, 2001, the noninterested Trustees of the Trust and Capital

Appreciation Portfolio earned the following compensation in their capacities as Trustees. For the year ended December 31, 2001, the noninterested Trustees earned the following compensation in their capacities as Trustees of the Trust and of the funds in the Eaton Vance fund complex(1):

Source of                               Jessica M.     Donald R.      Samuel L.        Norton H.       Lynn A.          Jack L.
Compensation                            Bibliowicz      Dwight          Hayes           Reamer          Stout           Treynor
------------                            ----------      ------          -----           ------          -----           -------
Capital Appreciation Portfolio
Emerging Growth Portfolio*
International Growth Portfolio*
Mid-Cap Stock Portfolio*                   566           867             716             704             724              700
Small Company Value Portfolio*             566           867             716             704             724              700
Value Portfolio*
Trust and Fund Complex

*    Estimated


(1) As of March 1, 2002, the Eaton Vance fund complex consists of 155 registered investment companies or series thereof.
(2)  The Trust consisted of 17 Funds as of October 31, 2001.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


The Portfolios were organized as trusts under the laws of the state of New York on June 22, 1998 (Emerging Growth and International Growth Portfolios), on February 28, 2000 (Capital Appreciation Portfolio), on February 13, 2001 (Value Portfolio) and on December 10, 2001 (Mid-Cap Stock and Small Company Value Portfolios) and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee for each Portfolio is computed as follows:

                         Capital Appreciation Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                                0.625%
$1 billion but less than $2.5 billion                                0.600%
$2.5 billion and over                                                0.600%

                            Emerging Growth Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                               0.5625%
$1 billion but less than $1.5 billion                               0.5000%
$1.5 billion and over                                               0.4375%



                          Equity Asset Allocation Fund
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                               0.750%
$1 billion but less than $1.5 billion                               0.725%
$1.5 billion but less than $2.5 billion                             0.700%
$2.5 billion and over                                               0.675%



                         International Growth Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                               0.9375%
$1 billion but less than $2.5 billion                               0.8750%
$2.5 billion but less than $5 billion                               0.8125%
$5 billion and over                                                 0.7500%

                             Mid-Cap Stock Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                               0.750%
$1 billion but less than $2.5 billion                               0.725%
$2.5 billion but less than $5 billion                               0.700%
$5 billion and over                                                 0.675%


                          Small Company Value Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                              0.9375%
$1 billion but less than $2.5 billion                              0.8750%
$2.5 billion but less than $5 billion                              0.8125%
$5 billion and over                                                0.7500%



                                 Value Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
$500 million but less than $1 billion                               0.625%
$1 billion and over                                                 0.600%



Pursuant to Investment Sub-Advisory Agreements between BMR and each sub-adviser, BMR pays the following compensation to Atlanta Capital Management Company L.L.C. ("Atlanta Capital") and Fox Asset Management Inc. ("Fox") for providing sub-advisory services to Mid-Cap Stock Portfolio and Small Company Value, respectively:


                             Mid-Cap Stock Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
up to $500 million                                                  .5500%
$500 million but less than $1 billion                               .5250%
$1 billion but less than $2.5 billion                               .5125%
$2.5 billion but less than $5 billion                               .5000%
$5 billion and over                                                 .4875%


                          Small Company Value Portfolio
                                                                Annual Fee Rate
Average Daily Net Assets for the Month                          (for each level)
--------------------------------------                          ----------------
up to $500 million                                                  .75000%
$500 million but less than $1 billion                               .71875%
$1 billion but less than $2.5 billion                               .68750%
$2.5 billion but less than $5 billion                               .65625%
$5 billion and over                                                 .62500%


Prior to March 1, 2001, the assets of Emerging Growth Portfolio's predecessor were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to February 28, 2001 and for the fiscal years ended October 31, 2000, 1999 and 1998, the Portfolio's predecessor paid Eaton Vance advisory fees of $ , $2,404,929, $932,128 and $390,191, respectively. For the fiscal year ended October 31, 2001, Emerging Growth Portfolio had net assets of $ . For the period from the start of business, March 1, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $ .

Prior to July 23, 2001, the assets of Tax-Managed International Growth Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 22, 2001 and for the fiscal years ended October 31, 2000 and 1999 and for the period from the start of business, April 22, 1998, to October 31,1998, the Portfolio's predecessor paid Eaton Vance advisory fees of $ , $1,566,601, $384,881 and $58,834, respectively. At October 31, 2001,
International Growth Portfolio had net assets of $. For the period from the start of business, July 23, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $ .

Prior to July 23, 2001, the assets of Tax-Managed Value Fund were managed by Eaton Vance under an investment advisory agreement substantially identical to the agreement between the Portfolio and BMR. For the period from November 1, 2000 to July 23, 2001 and for the period from the start of business, December 27, 1999, to October 31, 2000, Eaton Vance earned advisory fees of $ and $135,508, repsectively. At October 31, 2001, Value Portfolio had net assets of $
 . For the period from the start of business, July 23, 2001, to October 31, 2001, the Portfolio paid BMR advisory fees of $ .


At October 31, 2001, Capital Appreciation Portfolio had net assets of $ . For the fiscal year ended October 31, 2001 and for the period from the start of business, June 29, 2000, to October 31, 2000, the Portfolio paid BMR advisory fees of $ and $ , respectively.

Each Investment Advisory Agreement and Investment Sub-Advisory Agreement with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Tax-Managed Equity Asset Allocation Fund, or the Portfolio, as the case may be cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Tax-Managed Equity Asset Allocation Fund, or the Portfolio, as the case may be or by vote of a majority of the outstanding voting securities of the Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Tax-Managed Equity Asset Allocation Fund or the Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, and each Fund (except Tax-Managed International Growth which pays no fee) is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of each Fund at October 31, 2001 and the administration fees paid during the three fiscal years ended October 31, 2001.

                                                                        Administration Fee Paid for Fiscal Years Ended
                                                                        ----------------------------------------------
Fund                                    Net Assets at 10/31/01             10/31/01        10/31/00        10/31/99
----                                    ----------------------             --------        --------        --------
Tax-Managed Capital Appreciation
Tax-Managed Emerging Growth
Tax-Managed International Growth
Tax-Managed Value


Information About Atlanta Capital Management. Atlanta Capital Management Company, L.L.C. ("Atlanta Capital") is an Atlanta based equity and fixed income manager with a primary focus on separate account management for institutional clients and is an indirect majority owned subsidiary of Eaton Vance. At year end

2000, Atlanta Capital's assets under management totalled $6.5 billion. Atlanta Capital was founded in 1969 as a registered investment adviser. All of the employees of Atlanta Capital are employees of Eaton Vance Acquisitions, an Eaton Vance subsidiary, and own stock of EVC.

Information About Fox. Fox, an indirect majority-owned subsidiary of Eaton Vance, is a New Jersey based registered investment adviser that manages equity, fixed-income and balanced porfolios. The Managing Directors of Fox are George C. Pierides, John R. Sampson and James O'Mealia and J. Peter Skirkanich is President and Chief Investment Officer. Fox's address is 44 Sycamore Avenue, Little Silver, New Jersey.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR are owned by Eaton Vance and all of the shares of Eaton Vance are owned by Eaton Vance Business Trust, which is owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS
Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares and Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B, Class C and Class D shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and Class D shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of each Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio's share generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and Class D Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                 SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B and Class D shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class D shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares of the Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Stock and Tax-Managed Small Company Value Funds, Class D shares of Tax-Managed International and Tax-Managed Value Funds, and Class B and Class D shares of Tax-Managed Capital Appreciation and Tax-Managed Emerging
Growth Funds (the "Conversion Shares") held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Conversion Shares which the shareholder elects to reinvest in Conversion Shares will be considered to be held in a separate sub-account. Upon the conversion of Conversion Shares not acquired through the reinvestment of distributions, a pro rata portion of the Conversion Shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Conversion Shares being converted bear to the total of Conversion Shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B or Class D shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B or Class D shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a  compensation-type  Distribution Plan (the "Class
B, Class C and Class D Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B, Class C and Class D shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% ( in the case of Class B and Class D shares of Tax-Managed International Growth and Tax-Managed Value Funds) and 6.25% (in the case of Class B shares and Class D shares of the other Funds and the Class C shares of all Funds) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and Class D shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares and 1.5% on Class D shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B, Class C and Class D Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B, Class C and Class D shares. Because payments to the principal underwriter under the Class B, Class C and Class D Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B, Appendix C and Appendix D.

The Class B, Class C and Class D Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B and Class D, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and
(b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. Service fees are subject to reimbursement if investment dealers do not provide account maintenance or shareholder services, as required by the NASD sales charge rule. For the service fees paid, see Appendix B, Appendix C and Appendix D.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on: June 19, 2000 for Tax-Managed Capital Appreciation for Class A, Class B and Class C shares; October 16, 2000 for Tax-Managed Emerging Growth for Class A, Class B and Class C shares; January 6, 1998 for Tax-Managed International Growth for Class A, Class B and Class C shares; August 16, 1999 for Tax-Managed Value for Class A, Class B and Class C shares; December 11, 2000 for Tax-Managed Capital Appreciation, Tax-Managed Emerging Growth, Tax-Managed International Growth and Tax-Managed Value for Class D shares and December 10, 2001 for Tax-Managed Equity Asset Allocation, Tax-Managed Mid-Cap Stock and Tax-Managed Small Company Value for Class A, Class B and Class C shares of each Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE
Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C, Appendix D and Appendix E.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Atlanta Capital, Fox, Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended October 31, 2001, except for the Tax- Managed Equity Asset Allocation, Tax-Managed Mid-Cap Stock and Tax-Managed Small Company Value Funds that intend to qualify for their current fiscal years.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of Tax-Managed International Growth Fund's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes.

Each Fund, other than Tax-Managed International Growth Fund, also may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of each of these Funds will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by each Fund (except Tax-Managed International Growth Fund) which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of up to 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by the investment adviser or sub-adviser of each Portfolio (each referred to herein as "the
investment  adviser").   Tax-Managed  Equity  Asset  Allocation  Fund  and  each
Portfolio are responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Tax-Managed Equity Asset Allocation Fund and each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for Tax-Managed Equity Asset Allocation Fund and each Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by Tax-Managed Equity Asset Allocation Fund and each Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax-Managed Equity Asset Allocation Fund and each Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax-Managed Equity Asset Allocation Fund and each Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Prior to March 1, 2001, the assets of Emerging Growth Portfolio and prior to July 23, 2001, the assets of International Growth and Value Portfolios', respective predecessors were managed by Eaton Vance. The following table shows brokerage commissions paid by Emerging Growth, International Growth and Value Portfolios' predecessors and by Capital Appreciation Portfolio for the periods specified in the table, as well as the amount of security transactions for the most recent fiscal year that were directed to firms which provided some research services to the investment adviser or sub-adviser of each Portfolio (each referred to herein as "the investment adviser") or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                                                                Commissions Paid on
                                                                                  Amount of Transactions          Transactions
                                                                                     Directed to Firms          Directed to Firms
                            Brokerage Commission Paid for the Fiscal Year Ended      Providing Research         Providing Research
                            ---------------------------------------------------      ------------------         ------------------
Portfolio                       10/31/01        10/31/00        10/31/99                10/31/01                      10/31/01
---------                       --------        --------        --------                --------                      --------
Capital Appreciation            $               $  4,721(1)     $     --                $                             $
Emerging Growth                                  276,182(2)      154,791(2)
International Growth                    (4)      531,123(2)      144,062(2)
Value                                   (4)      138,642(3)           --

(1) For the period from Capital Appreciation Portfolio's commencement of operations, June 29, 2000, to October 31, 2000.

(2) Brokerage commissions paid by Emerging Growth Portfolio's and International Growth Portfolio's predecessor.

(3) Brokerage commission paid by Value Portfolio's predecessor for the period from the commencement of its operations, December 27, 1999 to October 31, 2000.

(4) For the period from International Growth Portfolio and Value Portfolio's commencement of operations, July 23, 2001, to October 31, 2001.

                              FINANCIAL STATEMENTS


The audited financial statements of, and the independent auditors' reports for, the Tax-Managed Capital Appreciation, Tax-Managed Emerging Growth, Tax-Managed International and Tax-Managed Value Funds and their corresponding Portfolios, appear in the Funds' most recent annual reports to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI. The audited financial statements of, and the independent auditors' reports for Tax-Managed Mid-Cap Stock Portfolio and Tax-Managed Small Company Value Portfolio appear herein.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended October 31, 2001, as previously filed electronically with the SEC:

                Eaton Vance Tax-Managed Capital Appreciation Fund
                   Tax-Managed Capital Appreciation Portfolio
                      (Accession No. 0000912057-01-       )
                Eaton Vance Tax-Managed Emerging Growth Fund 1.2
                      Tax-Managed Emerging Growth Portfolio
                      (Accession No. 0000912057-01-       )
                Eaton Vance Tax-Managed International Growth Fund
                   Tax-Managed International Growth Portfolio
                      (Accession No. 0000912057-01-       )
                       Eaton Vance Tax-Managed Value Fund
                           Tax-Managed Value Portfolio
                      (Accession No. 0000912057-01-       )

                               FINANCIAL STATEMENT
                       Tax-Managed Mid-Cap Stock Portfolio
                       Statement of Assets and Liabilities
                                December 11, 2001


Assets:
  Cash................................................................ $100,010
                                                                       --------
     Total assets..................................................... $100,010
                                                                       ========

Liabilities and Net Assets:
  Net assets.......................................................... $100,010
                                                                       ========

NOTES:

(1) Tax-Managed Mid-Cap Stock Portfolio (the "Portfolio") was organized as a New York trust on December 10, 2001 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Eaton Vance Management and the sale of an interest therein at the purchase price of $10 to Boston Management & Research (the "Initial Interests").

(2) The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimated.

(3) At 4:00 PM, New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of (i) the aggregate net assets of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                          INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
  Tax-Managed Mid-Cap Stock Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Mid-Cap Stock Portfolio (a New York trust) (the "Portfolio") as of December 11, 2001. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Tax-Managed Mid-Cap Stock Portfolio as of December 11, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 12, 2001

                              FINANCIAL STATEMENTS
                    Tax-Managed Small Company Value Portfolio
                       Statement of Assets and Liabilities
                                December 11, 2001

Assets:
  Cash................................................................ $100,010
                                                                       --------
     Total assets..................................................... $100,010
                                                                       ========
Liabilities and Net Assets:
  Net assets.......................................................... $100,010
                                                                       ========

NOTES:

(1) Tax-Managed Small Company Value Portfolio (the "Portfolio") was organized as a New York trust on December 10, 2001 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Eaton Vance Management and the sale of an interest therein at the purchase price of $10 to Boston Management & Research (the "Initial Interests").

(2) The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimated.

(3) At 4:00 PM, New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of (i) the aggregate net assets of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

                          INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
  Tax-Managed Small Company Value Portfolio:

We have audited the accompanying statement of assets and liabilities of Tax-Managed Small Company Value Portfolio (a New York trust) (the "Portfolio") as of December 11, 2001. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Tax-Managed Small Company Value Portfolio as of December 11, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 12, 2001

                                                                      APPENDIX A


As of the date of this SAI, this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund had not yet commenced operations so there is no fee or performance information.


                      Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended October 31, 2001, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                          Sales             Sales
                                       Charges to        Charges to        Total           Service Fees            Repurchase
                         Total Sales   Investment        Principal       Service             Paid to            Transaction Fees
Fund                    Charges Paid    Dealers         Underwriter     Fees Paid       Investment Dealers     Principal Underwriter
----                    ------------    -------         -----------     ---------       ------------------     ---------------------

Tax-Managed Capital
  Appreciation
Tax-Managed Emerging
  Growth
Tax-Managed
  International Growth
Tax-Managed Value

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Emerging Growth Fund 1.2 was first offered reflects the total return of Class A shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1. The total return of Class A shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED CAPITAL APPRECIATION FUND                                                   Length of Period Ended October 31,
                                                                                                    2001
Average Annual Total Return:                                                             One Year          Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

        Class A commenced operations June 30, 2000

TAX-MANAGED EMERGING GROWTH FUND 1.2                                                   Length of Period Ended October 31,
                                                                                                   2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class A commenced operations March 1, 2001. Class A of Tax-Managed Emerging Growth Fund 1.1 commenced operations September 25, 1997.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                              One Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class A commenced Operations April 22, 1998.


TAX-MANAGED VALUE FUND                                                                  Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                              One Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class A commenced operations December 27, 1999.

Control Persons and Principal Holders of Securities. At December 10, 2001, Eaton Vance owned one share of this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund (being the only shares of this Class outstanding). At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of Tax-Managed Capital Appreciation Fund, Tax-Managed Emerging Growth Fund 1.2, Tax-Managed International Growth Fund and Tax-Managed Value Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:


        Tax- Managed Capital Appreciation Fund
        Tax-Managed Emerging Growth Fund 1.2
        Tax-Managed International Growth Fund
        Tax-Managed Value Fund

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX B


As of the date of this SAI, this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund had not yet commenced operations so there is no fee or performance information.


                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended October 31, 2001, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                         Repurchase
                                        Distribution                     Uncovered                       Service         Transaction
                                            Fee            CDSC         Distribution                      Fees               Fees
                                          Paid to         Paid to         Charges                        Paid to           Paid to
                           Sales         Principal       Principal   (as a % of Class     Service       Investment        Principal
Fund                    Commission      Underwriter     Underwriter     Net Assets)        Fees          Dealers         Underwriter
----                    ----------      -----------     -----------     -----------        ----          -------         -----------
Tax-Managed Capital
  Appreciation
Tax-Managed Emerging
  Growth
Tax-Managed
  International Growth
Tax-Managed Value

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Emerging Growth Fund 1.2 was first offered reflects the total return of Class B shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1. The total return of Class B shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on

Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED CAPITAL APPRECIATION FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                              One Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

      Class B commenced operations July 10, 2000.


TAX-MANAGED EMERGING GROWTH FUND 1.2                                                    Length of Period Ended October 31,
                                                                                                    2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class B commenced operations March 2, 2001. Class B of Tax-Managed Emerging Growth Fund 1.1 commenced operations September 29, 1997.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                                   Length of Period Ended October 31,
                                                                                                    2001
Average Annual Total Return:                                                             One  Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class B commenced operations April 22, 1998.

TAX-MANAGED VALUE FUND                                                                  Length of Period Ended October 31,
                                                                                                      2001
Average Annual Total Return:                                                            One   Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class B commenced operations January 14, 2000.

Control Persons and Principal Holders of Securities. At December 10, 2001, Eaton Vance owned one share of this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund (being the only shares of this Class outstanding). At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of Tax-Managed Capital Appreciation Fund, Tax-Managed Emerging Growth Fund 1.2, Tax-Managed International Growth Fund and Tax-Managed Value Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:


        Tax-Managed Capital Appreciation Fund
        Tax-Managed Emerging Growth Fund 1.2
        Tax-Managed International Growth Fund
        Tax-Managed Value Fund

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX C


As of the date of this SAI, this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund had not yet commenced operations so there is no fee or performance information.


                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended October 31, 2001, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                         Repurchase
                                        Distribution                     Uncovered                       Service         Transaction
                                            Fee            CDSC         Distribution                      Fees               Fees
                                          Paid to         Paid to         Charges                        Paid to           Paid to
                           Sales         Principal       Principal   (as a % of Class     Service       Investment        Principal
Fund                    Commission      Underwriter     Underwriter     Net Assets)        Fees          Dealers         Underwriter
----                    ----------      -----------     -----------     -----------        ----          -------         -----------
Tax-Managed Capital
  Appreciation
Tax-Managed Emerging
  Growth
Tax-Managed
  International Growth
Tax-Managed Value

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of Tax-Managed Emerging Growth Fund 1.2 was first offered reflects the total return of Class C shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1. The total return of Class C shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on

Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED CAPITAL APPRECIATION FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One   Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class C commenced operations July 10, 2000.

TAX-MANAGED EMERGING GROWTH FUND 1.2                                                    Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class C commenced operations March 2, 2001. Class C of Tax-Managed Emerging Growth Fund 1.1 commenced operations September 29, 1997.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One   Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class C commenced operations April 22, 1998.

TAX-MANAGED VALUE FUND                                                                  Length of Period Ended October 31,
                                                                                                    2001
Average Annual Total Return:                                                            One   Year         Life of Fund
----------------------------                                                            -----------        -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class C commenced operations January 24, 2000.

Control Persons and Principal Holders of Securities. At December 10, 2001, Eaton Vance owned one share of this Class of Tax-Managed Equity Asset Allocation Fund, Tax-Managed Mid-Cap Stock Fund and Tax-Managed Small Company Value Fund (being the only shares of this Class outstanding). At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of Tax-Managed Capital Appreciation Fund, Tax-Managed Emerging Growth Fund 1.2, Tax-Managed International Growth Fund and Tax-Managed Value Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:


        Tax-Managed Capital Appreciation Fund
        Tax-Managed Emerging Growth Fund
        Tax-Managed International Growth Fund
        Tax-Managed Value Fund

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX D

                      Class D Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended October 31, 2001, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class D shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class D), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                         Repurchase
                                        Distribution                     Uncovered                       Service         Transaction
                                            Fee            CDSC         Distribution                      Fees               Fees
                                          Paid to         Paid to         Charges                        Paid to           Paid to
                           Sales         Principal       Principal   (as a % of Class     Service       Investment        Principal
Fund                    Commission      Underwriter     Underwriter     Net Assets)        Fees          Dealers         Underwriter
----                    ----------      -----------     -----------     -----------        ----          -------         -----------
Tax-Managed Capital
  Appreciation
Tax-Managed Emerging
  Growth
Tax-Managed
  International Growth
Tax-Managed Value

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of each Fund was first offered reflects the total return of Class B shares of each Fund (with the exception of Tax-Managed Emerging Growth Fund 1.2 which reflects the total return of Class B shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1). The total return of Class B shares of each Fund and Eaton Vance Tax-Managed Emerging Growth Fund 1.1 has not been adjusted to reflect differences in certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class D total return shown below would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. Tax-Managed International Growth Fund's Returns After Taxes may reflect foreign tax credits passed by the Fund to its shareholders.

TAX-MANAGED CAPITAL APPRECIATION FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class D commenced operations March 13, 2001. Class B commenced operations July 10, 2000.

TAX-MANAGED EMERGING GROWTH FUND                                                        Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class D commenced operations March 2, 2001. Class B of Tax-Managed Emerging Growth Fund 1.1 commenced operations September 27, 1997.

TAX-MANAGED INTERNATIONAL GROWTH FUND                                                   Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class D commenced operations March 15, 2001. Class B commenced operations April 22, 1998.

TAX-MANAGED VALUE FUND                                                                  Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class D commenced operations March 15, 2001. Class B commenced operations January 14, 2000.

Control Persons and Principal Holders of Securities. At February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

        Tax-Managed Capital Appreciation Fund
        Tax-Managed Emerging Growth Fund
        Tax-Managed International Growth Fund
        Tax-Managed Value Fund

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX E

                         Class I Performance & Ownership

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class of Tax-Managed Emerging Growth Fund 1.2 was first offered reflects the total return of Class A shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1, adjusted to reflect the fact that Class I does not impose a sales charge. The total return of Class A shares of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class I total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

TAX-MANAGED EMERGING GROWTH FUND 1.2                                                    Length of Period Ended October 31,
                                                                                                     2001
Average Annual Total Return:                                                            One Year           Life of Fund
----------------------------                                                            --------          -------------
Before Taxes and Excluding Maximum Sales Charge
Before Taxes and Including Maximum Sales Charge
After Taxes on Distributions and Excluding Maximum Sales Charge
After Taxes on Distributions and Including Maximum Sales Charge
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge
After Taxes on Distributions and Redemption and Including Maximum Sales Charge

     Class I commenced operations March 2, 2001. Class A of Tax-Managed Emerging Growth Fund 1.1 commenced operations September 25, 1997.

Control Persons and Principal Holders of Securities. As at February 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following record owners held the amounts of Class I shares indicated below, which were held either (i) individually or (ii) on behalf of their customers who are the beneficial owners of such shares and as to which they have voting power under certain limited circumstances:



To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated December 10, 2001 filed herewith.

  (b)(1) By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

  (c)       Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit
            (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit
            (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International Growth Fund dated June 18, 2001 filed as Exhibit
            (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity Research Fund dated August 13, 2001 filed as Exhibit
            (d)(7) to Post-Effective Amendment No. 78 filed August 17, 2001 and incorporated herein by reference.

     (6) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001 filed herewith.

  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4) Distribution Agreement dated as of March 1, 2001 between Eaton Vance Mutual Funds Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(5) to Post-Effective Amendment No.73 filed February 26, 2001 and incorporated herein by reference.

       (i)  Schedule A to Distribution Agreement filed herewith.

     (5) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed January
            25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
            (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (b) Schedule A to Administrative Services Agreement filed herewith.

     (3)    Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

  (i)       Opinion of Internal Counsel dated December 14, 2001 filed herewith.

  (j)(1) Independent Auditors' Consent for Tax-Managed Mid-Cap Stock Portfolio filed herewith.

  (j)(2) Independent Auditors' Consent for Tax-Managed Small Company Value Portfolio filed herewith.

  (m)(1)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 filed as Exhibit (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedule A to Class A Service Plan filed herewith.

     (3)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedule A to Class B Distribution Plan filed herewith.

     (4)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedule A to Class C Distribution Plan filed herewith.

     (5)(a) Eaton Vance Mutual Funds Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules (A and A-1) as Exhibit
            (5)(a) to Post-Effective Amendment No. 71 filed January 12, 2001 and incorporated herein by reference.

  (o) Amended and Restated Multiple Class Plan dated December 10, 2001 filed herewith.

  (p)(1) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 15, 2001, filed as Exhibit (p) to Post-Effective Amendment No. 86 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed with the Commission on November 26, 2001 (Accession No. 0000940394-01-500512) and incorporated herein by reference.

     (2) Code of Ethics adopted by Atlanta Capital Management Company L.L.C. effective December 26, 2000 filed herewith.

     (3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000 filed herewith.

  (q)(1)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997 filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 filed July 3, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Eaton Vance Mutual Funds Trust dated November 16, 1998 filed as Exhibit (q)(1)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (2)(a) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 filed July 25, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Government Obligations Portfolio dated November 16, 1998 filed as Exhibit (q)(2)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (3)(a) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for High Income Portfolio dated November 16, 1998 filed as Exhibit (q)(3)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (4)(a) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit No. (17)(d) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Strategic Income Portfolio dated November 16, 1998 filed as Exhibit (q)(4)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (5)(a) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Cash Management Portfolio dated November 16, 1998 filed as Exhibit (q)(5)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (6)(a) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit No. (17)(f) to Post-Effective Amendment No. 41 filed February 26, 1998 and incorporated herein by reference.

        (b) Power of Attorney for Tax-Managed Growth Portfolio dated November 16, 1998 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Capital Appreciation Portfolio dated February 28, 2000 filed as Exhibit (q)(7) to Post-Effective Amendment No. 56 filed February 28, 2000 and incorporated herein by reference.

     (8) Power of Attorney for Floating Rate Portfolio dated June 19, 2000 filed as Exhibit (q)(8) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (9) Power of Attorney for Tax-Managed Emerging Growth Portfolio dated August 14, 2000 filed as Exhibit (q)(9) to Post-Effective Amendment No. 66 filed August 14, 2000 and incorporated herein by reference.

     (10) Power of Attorney for Tax-Managed International Growth Portfolio dated March 15, 2001 filed as Exhibit (q)(10) to Post-Effective Amendment No. 75 filed May 24, 2001 and incorporated herein by reference.

     (11) Power of Attorney for Tax-Managed Value Portfolio dated March 15, 2001 filed as Exhibit (q)(11) to Post-Effective Amendment No. 75 filed May 24, 2001 and incorporated herein by reference.

     (12) Power of Attorney for Tax-Managed Mid-Cap Stock Portfolio dated December 10, 2001 filed herewith.

     (13) Power of Attorney for Tax-Managed Small Company Value Portfolio dated December 10, 2001 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund
                Eaton Vance Variable Trust

     (b)
         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------

  Albert F. Barbaro              Vice President                     None
      Ira Baron                  Vice President                     None
   C. John Bercini               Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo      Vice President and Treasurer               None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
     Ellen Duffy                 Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk        Secretary
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None

     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director     President and Trustee
   Perry D. Hooker               Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
   Frances Rogell                Vice President                     None
   Kevin Schrader                Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Glen Vivian                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Mark Whitehouse               Vice President                     None
   Charles Womack                Vice President                     None

---------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 14, 2001.

                                EATON VANCE MUTUAL FUNDS TRUST

                                By:     /s/  JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Capital Appreciation Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                CAPITAL APRRECIATION PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Emerging Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED EMERGING GROWTH PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED GROWTH PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        --------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Mid-Cap Stock Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED MID-CAP STOCK PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        -----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Small Company Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED SMALL COMPANY VALUE PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 14, 2001.

                                TAX-MANAGED VALUE PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        ----------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on December 14, 2001.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer)
---------------------------     and Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (Principal Financial and
---------------------------     Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
---------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
---------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
---------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
---------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
---------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
---------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (a)(4) Amendment and Restatement of Establishment and Designation of Series of Shares dated December 10, 2001

  (d)(8) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Equity Asset Allocation Fund dated December 10, 2001

  (e)(4)(i)    Schedule A to  Distribution  Agreement  dated as of March 1, 2001
               between   Eaton  Vance   Mutual   Funds  Trust  and  Eaton  Vance
               Distributors, Inc.

  (h)(2)(b)    Schedule A to Administrative Services Agreement

  (i)          Opinion of Internal Counsel dated December 14, 2001

  (j)(1)       Independent  Auditors'  Consent  for  Tax-Managed  Mid-Cap  Stock
               Portfolio

  (j)(2) Independent Auditors' Consent for Tax-Managed Small Company Value Portfolio

  (m)(2)(b)    Schedule A to Class A Service Plan

  (m)(3)(b)    Schedule A to Class B Distribution Plan

  (m)(4)(b)    Schedule A to Class C Distribution Plan

  (o)          Amended and Restated Mulitple Class Plan dated December 10, 2001

  (p)(2) Code of Ethics adopted by Atlanta Capital Management Company LLC effective December 26, 2000

  (p)(3) Code of Ethics adopted by Fox Asset Management, LLC effective July 15, 2000

  (q)(12) Power of Attorney for Tax-Managed Mid-Cap Stock Portfolio dated December 10, 2001

  (q)(13) Power of Attorney for Tax-Managed Small Company Value Portfolio dated December 10, 2001